STOCKHOLDERS’ EQUITY	7 Months Ended	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
March G L [Member]
STOCKHOLDERS’ EQUITY

6.	STOCKHOLDERS’ EQUITY

The Company was incorporated on March 31, 2025 and is authorized to issue 5,000,000 shares of common stock with a par value of $0.001 per share.

During the period from inception (March 31, 2025) through December 31, 2025, the Company issued an aggregate of 103,360 shares of common stock through private placement offerings for total gross proceeds of $5,552,620. Of these proceeds, $103 was recorded to common stock based on par value, and $5,642,517 was recorded as additional paid-in capital, and $90,000 as a subscription receivable.

As of December 31, 2025, the Company had 103,360 shares of common stock issued and outstanding, with additional paid-in capital of $5,642,517 and a subscription receivable of $90,000.

During the period from inception through December 31, 2025, the Company incurred a cumulative net loss of $4,279,487, resulting in an accumulated deficit of $4,279,487 as of December 31, 2025. Total stockholders’ equity as of December 31, 2025 was $1,273,133.

Greenland Exploration Limited
STOCKHOLDERS’ EQUITY

NOTE 4. STOCKHOLDERS’ EQUITY

Common Stock — The Company is authorized to issue 10,000,000 shares of common stock, no par value. There were 1,500,000 common shares issued and outstanding as of December 31, 2025. The Company common shares will be exchanged into shares of Holdco common stock at the completion of the Business Combination.

Warrants — The $15 Exercise Price Warrants will entitle the holder to purchase one common share at an exercise price of $15.00 per each share, will be exercisable for a period of 10 years from the date of Business Combination, will be non-redeemable, and may be exercised on a cashless basis. Additionally, $15 Exercise Price Warrants and the shares issuable upon the exercise of the $15 Exercise Price Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. The Company had 1,500,000 $15 Exercise Price Warrants outstanding as of December 31, 2025, which will be exchanged into warrants of Holdco at the closing of the Business Combination.